Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurements
4. Fair Value Measurements
The following table presents the Company’s financial assets and liabilities that are measured at fair value on a recurring basis and the level of inputs used in such measurements (in thousands):

	September 30, 2023
	Balance	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities
Oramed Note	$106,252	$—	$—	$106,252
Convertible Debentures	8,970	—	—	8,970
Derivative liabilities	2,096	—	—	2,096
Other long-term liabilities	173	—	—	173

Total liabilities measured at fair value	$117,491	$—	$—	$117,491

	December 31, 2022
	Balance	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities
Derivative liabilities	$1,231	$—	$—	$1,231
Other long-term liabilities	163	—	—	163

Total liabilities measured at fair value	$1,394	$—	$—	$1,394

The Oramed Note
In September 2023, the Company issued a senior secured promissory note to Oramed Pharmaceuticals Inc. (“Oramed”) in the principal amount of $101.9 million (the “Oramed Note”) (see Note 7). The Company elected the fair value option to account for the Oramed Note with any changes in the fair value of the note recorded in the unaudited condensed consolidated statements of operations. The Company uses a discounted cash flow model to determine the fair value of the Oramed Note based on Level 3 inputs. This methodology discounts the interest and principal payments using a risk-adjusted discount rate. The fair value as of September 30, 2023 was determined to be $106.3 million by applying a discount rate of 14.26%.

Convertible Debentures
In March and April 2023, the Company issued the Convertible Debentures in the principal amount of $25.0 million (see Note 7). The Convertible Debentures are measured at fair value on a recurring basis using Level 3 inputs. The Company uses the Binomial Lattice Model valuation technique to measure the fair value of the convertible debentures with any changes in the fair value of the convertible debentures recorded in the unaudited condensed consolidated statements of operations. Interest expense related to the Convertible Debentures is included in the changes in fair value. For the three and nine months ended September 30, 2023, the Company recorded $0.4 million and $4.2 million in change in fair value of the convertible debentures, respectively. A summary of inputs used in valuing the Convertible Debentures is as follows:

September 30, 2023
Risk -Free Rate	5.40%
Corporate Bond Yield	16.17%
Coupon Interest Rate	7.0%
Volatility	70.0%
Dividend Yield	0.0%
Conversion Price	$8
Derivative Liabilities
The Company recorded a gain of $4.2 million and $0.5 million for the three months ended September 30, 2023 and 2022, respectively, and a loss of $1.1 million and a gain of $5.3 million for the nine months ended September 30, 2023 and 2022, respectively, on derivative liabilities which was attributed to the private placement warrants that the Company assumed from Vickers in November 2022 in connection with the Business Combination (“Private Warrants”), and compound derivative liabilities associated with the senior secured notes issued by Scilex Pharma in September 2018 (the “Scilex Pharma Notes”), respectively. At the closing of the Business Combination in November 2022, the Company assumed a derivative warrant liability of $2.5 million related to the Private Warrants.
As of September 30, 2023, 3,613,383 Private Warrants were outstanding, and the fair value of derivative warrant liability related to the Private Warrants was $2.1 million.
The following table includes a summary of the derivative liabilities measured at fair value during the nine months ended September 30, 2023 (in thousands):

Fair Value
Ending Balance as of December 31, 2022	$1,231
Change in fair value measurement	1,090
Forfeiture of Private Warrants	(225)

Ending Balance as of September 30, 2023	$2,096

Warrant Liability Measurement
The derivative warrant liability was valued using the Black-Scholes option pricing model, which is considered to be Level 3 fair value measurement. The primary unobservable input utilized in determining the fair value of the warrant is the expected volatility of the Common Stock. The expected volatility assumption is based on historical volatilities of comparable companies whose share prices are publicly available as well as the implied volatility of the Public Warrants, described in Note 8 of the Notes to consolidated financial statements in the Annual Report on Form
10-K.
A summary of the inputs used in valuing the derivative warrant liabilities is as follows:

	September 30, 2023	December 31, 2022
Equity value	$1.40	$3.99
Exercise price	$11.50	$11.50
Term, in years	4.11	4.86
Volatility	107.0%	35.0%
Risk-free rate	4.63%	3.94%
Dividend yield	0.0%	0.0%
Call option value	$0.58	$0.30
Contingent Consideration Related to
SP-104
Acquisition
The Development Milestone Payment related to the
SP-104
Assets represents an obligation to potentially settle a fixed value in a variable number of shares of Common Stock and requires remeasurement at fair value through settlement.
Upon the achievement of FDA approval for a new drug application for
SP-104,
the Company will transfer $3.0 million in cash or shares of Common Stock, at the discretion of the Company. The fair value of the contingent consideration liability associated with Development Milestone Payment was estimated using a probability-weighted discounted cash flow method. Significant unobservable inputs assumptions included the likelihood of receiving FDA approval for
SP-104,
expected timing for receipt of FDA approval for
SP-104,
and a discount rate of 10.8%. As of September 30, 2023 and December 31, 2022, the fair value of contingent consideration related to the Development Milestone Payment was $0.2 million.

4. Fair Value Measurements
The following table presents the Company’s financial assets and liabilities that are measured at fair value (in thousands):

	Fair value measurements at December 31, 2022
	Balance	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Cash and cash equivalents	$2,184	$2,184	$—	$—

Total assets measured at fair value	$2,184	$2,184	$—	$—

Liabilities
Derivative liabilities	$1,231	$—	$—	$1,231
Other long-term liabilities	163	—	—	163

Total liabilities measured at fair value	$1,394	$—	$—	$1,394

	Fair value measurements at December 31, 2021
	Balance	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Cash and cash equivalents	$4,338	$4,338	$—	$—

Total assets measured at fair value	$4,338	$4,338	$—	$—

Liabilities
Derivative liabilities	$35,700	$—	$—	$35,700

Total liabilities measured at fair value	$35,700	$—	$—	$35,700

Cash and cash equivalents
The Company’s financial assets carried at fair value are comprised of cash and cash equivalents. Cash and cash equivalents consist of money market accounts and bank deposits which are highly liquid and readily tradable. These assets are valued using inputs observable in active markets for identical securities.
Derivative liabilities
The Company recorded a gain of $8.3 million, loss of $0.3 million, and gain of $0.8 million on derivative liabilities for the years ended December 31, 2022, 2021, and 2020, respectively, which was attributed to compound derivative liabilities associated with the Scilex Pharma Notes (see Note 7) and Private Warrants. The fair value of the derivative liability associated with the Scilex Pharma Notes decreased by $30.4 million immediately after entry into Amendment No. 4 (see Note 7) associated with the Scilex Pharma Notes on June 2, 2022. The fair value of the derivative liability associated with the Scilex Pharma Notes was estimated using the discounted cash flow method combined with a Monte Carlo simulation model including consideration of the terms of Amendment No. 4. Significant Level 3 assumptions used in the measurement included a 6.1% risk adjusted net sales forecast and an effective debt yield of 21.5%. The Scilex Pharma Notes were fully extinguished in September 2022 (see Note 7) and, as such, there were no remaining loan derivative liabilities associated with the Scilex Pharma Notes as of December 31, 2022. At the closing of the Business Combination, the Company assumed a derivative warrant liability of $2.5 million related to Private Warrants (See Note 8). The fair value of derivative warrant liability related to Private Warrants was $1.2 million as of December 31, 2022.
The following table includes a summary of the derivative liabilities measured at fair value using significant unobservable inputs (Level 3) during the year ended December 31, 2022:

Fair value
Ending Balance at December 31, 2019	$33,400
Loan derivative liability	2,800
Re-measurement of fair value	(800)

Ending Balance at December 31, 2020	$35,400
Re-measurement of fair value	300

Balance at December 31, 2021	$35,700
Private Warrant liability acquired as part of the Business Combination	2,545
Forfeiture of Private Warrants	1,696
Change in fair value measurement	(38,710)

Balance at December 31, 2022	$1,231

Warrant Liability Measurement
The derivative warrant liability was valued using the Black-Scholes option pricing model, which is considered to be Level 3 fair value measurement. The primary unobservable input utilized in determining the fair value of the warrant is the expected volatility of the Common Stock. The expected volatility assumption is based on historical volatilities of comparable companies whose share prices are publicly available as well as the implied volatility of the Public Warrants. A summary of the inputs used in valuing the derivative warrant liabilities is as follows:

	December 31, 2022	November 10, 2022
	Fair value	Fair Value
Equity Value	$3.99	$9.01
Exercise Price	$11.50	$11.50
Term (in years)	4.86	5.00
Volatility	35.0%	10.0%
Risk-free rate	3.94%	3.91%
Dividend yield	0.00%	0.00%
Call option value	$0.30	$0.62
Contingent Consideration
The Development Milestone Payment represents a liability under the scope of ASC Topic 480,
Distinguishing Liabilities from Equity
, as it pertains to a potential contractual obligation to settle a fixed value in a variable number of shares of Common Stock. Upon the achievement of FDA approval for a new drug application for
SP-104,
the Company will transfer $3.0 million in cash or shares of Common Stock, at the discretion of the Company. The fair value of the contingent consideration liability associated with Development Milestone Payment was estimated using a probability-weighted discounted cash flow method. Significant Level 3 assumptions included the likelihood of receiving FDA approval for
SP-104,
expected timing for receipt of FDA approval for
SP-104,
and a discount rate of 10.0%. As of December 31, 2022, the fair value of contingent consideration related to the Development Milestone Payment was $0.2 million.
There were no transfers between fair value measurement levels during the years ended December 31, 2022, 2021, and 2020.